Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash	$ 176.5	$ 234.7
Unrestricted investments	8.7	4.8
Cash and cash equivalents	$ 185.2	$ 239.5	$ 210.9